Other Income, Net (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Component of Other Income, Nonoperating [Line Items]
Gains/(Losses) on derivatives	$ (190)	$ (165)	$ 11
Currency revaluation gains/(losses)	70	12	44
Interest and investment income	318	198	112
Other	16	35	83
Total other income, net	214	80	250
Affiliated Entity [Member]
Component of Other Income, Nonoperating [Line Items]
Related Party Transaction, Interest Income, Notes Receivable, Tax Sharing Agreement	$ 5	$ 10	$ 9